Stock and Equity Based Compensation - Additional Disclosures (Details) (USD $)	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	6 Months Ended		0 Months Ended
	Oct. 11, 2012	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Stock/Unit Options [Member]	Dec. 31, 2013 Stock/Unit Options [Member]	Dec. 31, 2011 Stock/Unit Options [Member] installment	Oct. 11, 2012 2012 Plan	Oct. 11, 2012 2012 Plan Stock/Unit Options [Member] employee	Dec. 31, 2013 2012 Plan Stock/Unit Options [Member] installment	Jun. 30, 2014 Viper Energy Partners LP [Member] Viper LTIP [Member]	Jun. 17, 2014 Viper Energy Partners LP [Member] Viper LTIP [Member]	Jun. 17, 2014 Executive Officers of General Partner [Member] Viper Energy Partners LP [Member] Viper LTIP [Member]	Jun. 17, 2014 Executive Officers of General Partner [Member] Viper Energy Partners LP [Member] Viper LTIP [Member] Stock/Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock and equity based compensation		$ 2,777,000	$ 3,256,000	$ 700,000	$ 655,000	$ 6,033,000	$ 1,356,000
Capitalized stock and equity based compensation		1,649,000	1,066,000	223,000	197,000	2,715,000	420,000	1,752,000	2,477,000	438,000
Maximum number of units that could be awarded																		9,144,000
Options granted (shares)						0					0	63,000					2,500,000		2,500,000
Award vesting percentage																				33.00%
Shares of common stock reserved for issuance														2,500,000
Stock price per share at public offering	$ 17.50
Number of people effected by modification of Options															8
Incremental compensation expense															4,588,000
Plan modification, cash payment															2,813,000
Compensation expense recognized on modification date			3,256,000			5,906,000		2,724,000	2,535,000							5,866,000
Liability from compensation expense																$ 333,000
Liability to be recognized over this period																1 year
Vesting period of options in number of annual installments													4			4
Exercise period of stock options													5 years			5 years